Capital stock (Details 2)	12 Months Ended
Dec. 31, 2024 $ / shares
$1.10
Statement [Line Items]
Number of shares outstanding	60,000
Weighted average remaining contractual life (in years)	1 year 6 months 29 days
Weighted average exercise price	$ 1.10
Options exercisable	60,000
$1.11 - $1.50
Statement [Line Items]
Number of shares outstanding	1,125,000
Weighted average remaining contractual life (in years)	7 years 11 months 26 days
Weighted average exercise price	$ 1.25
Options exercisable	273,000
$1.51 ? $2.00
Statement [Line Items]
Number of shares outstanding	52,700
Weighted average remaining contractual life (in years)	2 months 23 days
Weighted average exercise price	$ 1.90
Options exercisable	52,700
$1.10 ? $2.00
Statement [Line Items]
Number of shares outstanding	1,237,700
Weighted average remaining contractual life (in years)	7 years 4 months 6 days
Weighted average exercise price	$ 1.27
Options exercisable	385,700